REGULATORY CAPITAL MATTERS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Dec. 31, 2013
REGULATORY CAPITAL MATTERS [Abstract]
Retained Net Profit Available for Distribution Period	2 years
Expected dividend	$ 4,847